Virtus Newfleet Core Plus Bond Fund,

Virtus Newfleet High Yield Fund and

Virtus Newfleet Senior Floating Rate Fund (each a “Fund” and together the “Funds”),

each a series of Virtus Opportunities Trust

Supplement dated December 15, 2023 to the Funds’ Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus applicable to the Funds, each dated January 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2024, the Funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements to further limit the Funds’ expenses. The resulting changes to the Funds’ prospectuses are described in more detail below.

Virtus Newfleet Core Plus Bond Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	0.33%	0.37%	0.33%	0.26%
Total Annual Fund Operating Expenses	1.03%	1.82%	0.78%	0.71%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.25)%	(0.29)%	(0.25)%	(0.28)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	0.78%	1.53%	0.53%	0.43%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.79% for Class A Shares, 1.54% for Class C Shares, 0.55% for Class I Shares and 0.45% for Class R6 Shares.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.78% for Class A Shares, 1.53% for Class C Shares, 0.53% for Class I Shares and 0.43% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$452	$667	$899	$1,565
Class C	Sold	$256	$544	$958	$2,114
	Held	$156	$544	$958	$2,114
Class I	Sold or Held	$54	$224	$409	$943
Class R6	Sold or Held	$44	$199	$367	$856

Virtus Newfleet High Yield Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	0.46%	0.51%	0.53%	0.40%
Total Annual Fund Operating Expenses	1.26%	2.06%	1.08%	0.95%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.31)%	(0.36)%	(0.38)%	(0.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	0.95%	1.70%	0.70%	0.59%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.96% for Class A Shares, 1.71% for Class C Shares, 0.71% for Class I Shares and 0.60% for Class R6 Shares.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, 1.70% for Class C Shares, 0.70% for Class I Shares and 0.59% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$468	$730	$1,012	$1,814
Class C	Sold	$273	$611	$1,075	$2,361
	Held	$173	$611	$1,075	$2,361
Class I	Sold or Held	$72	$306	$559	$1,283
Class R6	Sold or Held	$60	$267	$490	$1,133

Virtus Newfleet Senior Floating Rate Fund

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Total Other Expenses(b)	0.39%	0.40%	0.39%	0.33%
Interest Expense on Borrowings	0.10%	0.10%	0.10%	0.10%
Remaining Other Expenses	0.29%	0.30%	0.29%	0.23%
Total Annual Fund Operating Expenses	1.09%	1.85%	0.84%	0.78%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.09)%	(0.10)%	(0.09)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.00%	1.75%	0.75%	0.65%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

Not included in the table are extraordinary proxy expenses. If such amounts were reflected in this table, the Total Other Expenses would have been 1.01% for Class A Shares, 1.76% for Class C Shares, 0.76% for Class I Shares and 0.66% for Class R6 Shares.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.90% for Class A Shares, 1.65% for Class C Shares, 0.65% for Class I Shares and 0.55% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$374	$603	$851	$1,559
Class C	Sold	$278	$572	$991	$2,161
	Held	$178	$572	$991	$2,161
Class I	Sold or Held	$77	$259	$457	$1,029
Class R6	Sold or Held	$66	$236	$420	$954

The Funds

In the first table in the section “More Information About Fund Expenses” on page 80 of the statutory prospectus, the rows corresponding to the Funds will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Newfleet Core Plus Bond Fund(*)	0.78%	1.53%	N/A	0.53%	0.43%
Virtus Newfleet High Yield Fund(*)	0.95%	1.70%	N/A	0.70%	0.59%
Virtus Newfleet Senior Floating Rate Fund(*)	0.90%	1.65%	N/A	0.65%	0.55%

(*) Contractual through January 31, 2025.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 Newfleet Expense Cap Reductions (12/23)

Virtus Newfleet Core Plus Bond Fund,

Virtus Newfleet High Yield Fund and

Virtus Newfleet Senior Floating Rate Fund (each a “Fund” and together the “Funds”),

each a series of Virtus Opportunities Trust

Supplement dated December 15, 2023 to the Statement of

Additional Information (“SAI”) applicable to the Funds dated January 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2024, the Funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements to further limit the Funds’ expenses. The resulting changes to the Fund’s SAI are described in more detail below.

In the table on page 89 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following:

Fund	Class A	Class C	Class C1	Class I	Class R6
Virtus Newfleet Core Plus Bond Fund(*)	0.78%	1.53%	N/A	0.53%	0.43%
Virtus Newfleet High Yield Fund(*)	0.95%	1.70%	N/A	0.70%	0.59%
Virtus Newfleet Senior Floating Rate Fund(*)	0.90%	1.65%	N/A	0.65%	0.55%

(*) Contractual through January 31, 2025.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B Newfleet Expense Cap Reductions (12/23)